FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks — 60.9%
Aerospace & Defense — 2.1%
Airbus SE (France)	1,781	$ 231,225
Arconic, Inc.	647,900	16,845,400
BAE Systems PLC (United Kingdom)	8,088	56,569
General Dynamics Corp.	92,000	16,811,160
Lockheed Martin Corp.	59,400	23,169,564
Meggitt PLC (United Kingdom)	2,070	16,087
MTU Aero Engines AG (Germany)	1,087	289,291
Safran SA (France)	852	134,155
Spirit AeroSystems Holdings, Inc. (Class A Stock)	49,400	4,062,656
United Technologies Corp.	178,700	24,396,124
		86,012,231
Air Freight & Logistics — 0.1%
Hub Group, Inc. (Class A Stock)*	62,300	2,896,950
Airlines — 0.0%
Japan Airlines Co. Ltd. (Japan)	300	8,907
Auto Components — 0.0%
Bridgestone Corp. (Japan)	500	19,422
Toyota Industries Corp. (Japan)	400	23,081
		42,503
Automobiles — 0.7%
Ferrari NV (Italy)	347	53,645
Fiat Chrysler Automobiles NV (United Kingdom)	12,989	168,272
Ford Motor Co.	1,648,300	15,098,428
General Motors Co.	364,800	13,672,704
Peugeot SA (France)	10,934	272,712
Subaru Corp. (Japan)	1,600	45,330
Toyota Motor Corp. (Japan)	4,400	295,342
Volkswagen AG (Germany)	91	15,631
		29,622,064
Banks — 2.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)	55,345	288,439
Bank Leumi Le-Israel BM (Israel)	3,845	27,358
Bank of America Corp.	1,486,250	43,353,913
Barclays PLC (United Kingdom)	164,202	303,012
BNP Paribas SA (France)	3,915	190,679
BOC Hong Kong Holdings Ltd. (China)	9,500	32,322
CIT Group, Inc.	84,700	3,837,757
Citigroup, Inc.	466,550	32,229,274
Commonwealth Bank of Australia (Australia)	692	37,723
Credit Agricole SA (France)	3,038	36,887
DBS Group Holdings Ltd. (Singapore)	4,600	83,239
DNB ASA (Norway)	14,147	249,149
Fifth Third Bancorp	64,600	1,768,748
HSBC Holdings PLC (United Kingdom)	24,735	189,804
Israel Discount Bank Ltd. (Israel) (Class A Stock)	9,408	41,337
JPMorgan Chase & Co.	160,294	18,865,001
KBC Group NV (Belgium)	631	41,013
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	73,200	$ 372,843
Oversea-Chinese Banking Corp. Ltd. (Singapore)	8,100	63,590
Raiffeisen Bank International AG (Austria)	380	8,827
Resona Holdings, Inc. (Japan)	5,400	23,268
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	25,102	230,777
Societe Generale SA (France)	9,851	270,127
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,500	325,902
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,200	116,007
United Overseas Bank Ltd. (Singapore)	9,800	181,966
Wells Fargo & Co.	284,900	14,370,356
Wintrust Financial Corp.	24,600	1,589,898
		119,129,216
Beverages — 0.8%
Asahi Group Holdings Ltd. (Japan)	3,400	168,916
Carlsberg A/S (Denmark) (Class B Stock)	345	51,003
Coca-Cola Co. (The)	94,700	5,155,468
Coca-Cola European Partners PLC (United Kingdom)	5,200	288,340
Diageo PLC (United Kingdom)	6,083	248,618
Keurig Dr. Pepper, Inc.(a)	460,900	12,591,788
Monster Beverage Corp.*	69,900	4,058,394
PepsiCo, Inc.	88,220	12,094,962
Treasury Wine Estates Ltd. (Australia)	1,817	22,868
		34,680,357
Biotechnology — 1.7%
AbbVie, Inc.	165,300	12,516,516
Alexion Pharmaceuticals, Inc.*	63,900	6,258,366
Amgen, Inc.	49,608	9,599,644
Biogen, Inc.*	69,100	16,087,862
CSL Ltd. (Australia)	88	13,915
Gilead Sciences, Inc.	328,350	20,810,823
Vertex Pharmaceuticals, Inc.*	35,100	5,946,642
		71,233,768
Building Products — 0.6%
American Woodmark Corp.*	10,700	951,337
Assa Abloy AB (Sweden) (Class B Stock)	864	19,227
Cie de Saint-Gobain (France)	1,282	50,337
Johnson Controls International PLC	412,000	18,082,680
Universal Forest Products, Inc.	96,800	3,860,384
		22,963,965
Capital Markets — 1.6%
3i Group PLC (United Kingdom)	20,112	288,121
Affiliated Managers Group, Inc.	102,500	8,543,375
Ameriprise Financial, Inc.	87,450	12,863,895
ASX Ltd. (Australia)	513	28,028
A1

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Goldman Sachs Group, Inc. (The)	98,900	$ 20,495,047
Invesco Ltd.(a)	119,500	2,024,330
London Stock Exchange Group PLC (United Kingdom)	832	74,784
LPL Financial Holdings, Inc.	26,700	2,186,730
Macquarie Group Ltd. (Australia)	837	74,087
Magellan Financial Group Ltd. (Australia)	6,004	208,679
Morgan Stanley	436,050	18,606,254
Partners Group Holding AG (Switzerland)	33	25,280
Raymond James Financial, Inc.	2,500	206,150
Singapore Exchange Ltd. (Singapore)	36,100	221,365
		65,846,125
Chemicals — 1.0%
Air Liquide SA (France)	1,083	154,287
Arkema SA (France)	2,452	228,644
CF Industries Holdings, Inc.	148,600	7,311,120
Corteva, Inc.	154,000	4,312,000
DuPont de Nemours, Inc.	259,900	18,533,469
EMS-Chemie Holding AG (Switzerland)	21	13,079
Evonik Industries AG (Germany)	839	20,761
Givaudan SA (Switzerland)	18	50,270
Huntsman Corp.	245,800	5,717,308
Israel Chemicals Ltd. (Israel)	33,296	165,376
LANXESS AG (Germany)	225	13,758
Mitsubishi Gas Chemical Co., Inc. (Japan)	900	12,109
Mitsui Chemicals, Inc. (Japan)	500	11,267
Nippon Paint Holdings Co. Ltd. (Japan)	400	21,005
Orica Ltd. (Australia)	964	14,662
Sherwin-Williams Co. (The)	1,900	1,044,753
Shin-Etsu Chemical Co. Ltd. (Japan)	900	97,156
Showa Denko KK (Japan)	400	10,584
Solvay SA (Belgium)	185	19,208
Trinseo SA(a)	103,900	4,462,505
		42,213,321
Commercial Services & Supplies — 0.1%
Deluxe Corp.	34,200	1,681,272
Rentokil Initial PLC (United Kingdom)	4,718	27,133
Toppan Printing Co. Ltd. (Japan)	600	10,677
UniFirst Corp.	11,100	2,165,832
		3,884,914
Communications Equipment — 0.9%
Cisco Systems, Inc.	760,200	37,561,482
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	7,954	63,477
		37,624,959
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	3,847	153,791
Eiffage SA (France)	200	20,733
EMCOR Group, Inc.	106,200	9,145,944
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
Obayashi Corp. (Japan)	23,800	$ 238,444
Quanta Services, Inc.	66,900	2,528,820
Shimizu Corp. (Japan)	11,700	106,181
Skanska AB (Sweden) (Class B Stock)	887	17,954
Taisei Corp. (Japan)	600	23,361
Vinci SA (France)	1,290	138,889
		12,374,117
Construction Materials — 0.6%
CRH PLC (Ireland)	2,109	72,613
HeidelbergCement AG (Germany)	2,234	161,769
Martin Marietta Materials, Inc.	40,200	11,018,820
Taiheiyo Cement Corp. (Japan)	300	8,069
Vulcan Materials Co.	78,500	11,872,340
		23,133,611
Consumer Finance — 0.6%
Capital One Financial Corp.	204,800	18,632,704
Navient Corp.	174,350	2,231,680
OneMain Holdings, Inc.	140,700	5,160,876
Synchrony Financial	8,800	299,992
		26,325,252
Containers & Packaging — 0.0%
Greif, Inc. (Class A Stock)	20,450	774,851
Distributors — 0.3%
Genuine Parts Co.(a)	93,200	9,281,788
LKQ Corp.*	32,400	1,018,980
		10,300,768
Diversified Consumer Services — 0.1%
frontdoor, Inc.*	99,100	4,813,287
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	73,750	15,341,475
EXOR NV (Netherlands)	288	19,306
Jefferies Financial Group, Inc.	377,400	6,944,160
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	43,800	254,745
ORIX Corp. (Japan)	1,200	17,966
		22,577,652
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	909,900	34,430,616
Deutsche Telekom AG (Germany)	6,545	109,836
HKT Trust & HKT Ltd. (Hong Kong)	10,000	15,874
Nippon Telegraph & Telephone Corp. (Japan)	6,800	324,904
Swisscom AG (Switzerland)	66	32,572
Telecom Italia SpA (Italy)*	154,086	88,081
Telecom Italia SpA (Italy), RSP	18,981	10,398
Telefonica SA (Spain)	12,051	92,036
Telenor ASA (Norway)	1,900	38,089
Verizon Communications, Inc.	638,688	38,551,208
		73,693,614

A2

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities — 0.9%
Chubu Electric Power Co., Inc. (Japan)	15,000	$ 217,781
Enel SpA (Italy)	57,316	428,413
Exelon Corp.	409,600	19,787,776
FirstEnergy Corp.	179,200	8,642,816
Iberdrola SA (Spain)	15,738	163,657
Kansai Electric Power Co., Inc. (The) (Japan)	12,500	140,038
Red Electrica Corp. SA (Spain)	1,128	22,915
Southern Co. (The)	123,600	7,634,772
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	4,000	19,618
		37,057,786
Electrical Equipment — 0.2%
Atkore International Group, Inc.*	93,150	2,827,102
Eaton Corp. PLC	11,400	947,910
Hubbell, Inc.	17,900	2,352,060
Legrand SA (France)	656	46,843
Melrose Industries PLC (United Kingdom)	12,188	30,196
nVent Electric PLC	38,800	855,152
Schneider Electric SE (France)	1,403	123,010
		7,182,273
Electronic Equipment, Instruments & Components — 0.2%
Anixter International, Inc.*	33,500	2,315,520
CDW Corp.(a)	29,100	3,586,284
Halma PLC (United Kingdom)	9,597	232,270
Hitachi Ltd. (Japan)	3,000	112,436
Ingenico Group SA (France)	155	15,103
Itron, Inc.*	16,500	1,220,340
Keysight Technologies, Inc.*	9,400	914,150
SYNNEX Corp.	12,100	1,366,090
		9,762,193
Energy Equipment & Services — 0.0%
Archrock, Inc.	24,150	240,776
Entertainment — 0.6%
Electronic Arts, Inc.*	112,700	11,024,314
Nintendo Co. Ltd. (Japan)	100	37,263
Toho Co. Ltd. (Japan)	400	17,600
Viacom, Inc. (Class B Stock)	483,950	11,629,319
Vivendi SA (France)	2,689	73,751
Walt Disney Co. (The)	26,800	3,492,576
		26,274,823
Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	112,200	24,810,786
Apartment Investment & Management Co. (Class A Stock)	105,600	5,505,984
Apple Hospitality REIT, Inc.	252,850	4,192,253
Brandywine Realty Trust	8,500	128,775
CapitaLand Mall Trust (Singapore)	6,600	12,557
CoreCivic, Inc.	153,150	2,646,432
Crown Castle International Corp.	134,800	18,738,548
DiamondRock Hospitality Co.	188,650	1,933,663
Franklin Street Properties Corp.	83,550	706,833
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
GEO Group, Inc. (The)	282,650	$ 4,901,151
Goodman Group (Australia)	29,865	286,377
Host Hotels & Resorts, Inc.	466,650	8,068,379
Japan Retail Fund Investment Corp. (Japan)	7	14,808
Klepierre SA (France)	2,998	101,839
Nippon Building Fund, Inc. (Japan)	3	23,050
RLJ Lodging Trust	84,200	1,430,558
Ryman Hospitality Properties, Inc.	56,400	4,614,084
SBA Communications Corp.	10,300	2,483,845
Segro PLC (United Kingdom)	2,847	28,399
Stockland (Australia)	6,147	18,928
UDR, Inc.	19,900	964,752
Vicinity Centres (Australia)	8,335	14,488
		81,626,489
Food & Staples Retailing — 0.6%
Coles Group Ltd. (Australia)	2,898	30,117
Costco Wholesale Corp.	5,000	1,440,550
FamilyMart Co. Ltd. (Japan)	600	14,643
ICA Gruppen AB (Sweden)	231	10,662
J Sainsbury PLC (United Kingdom)	91,552	246,927
Koninklijke Ahold Delhaize NV (Netherlands)	10,810	270,240
Sysco Corp.(a)	16,800	1,333,920
Walgreens Boots Alliance, Inc.	256,900	14,209,139
Walmart, Inc.	51,900	6,159,492
Wm Morrison Supermarkets PLC (United Kingdom)	6,820	16,786
Woolworths Group Ltd. (Australia)	7,467	187,987
		23,920,463
Food Products — 1.2%
Archer-Daniels-Midland Co.	351,250	14,425,838
Bunge Ltd.	109,000	6,171,580
General Mills, Inc.	46,700	2,574,104
J.M. Smucker Co. (The)(a)	8,050	885,661
Nestle SA (Switzerland)	8,641	937,141
Orkla ASA (Norway)	1,976	17,971
Pilgrim’s Pride Corp.*	216,600	6,940,947
Tate & Lyle PLC (United Kingdom)	14,472	130,731
Toyo Suisan Kaisha Ltd. (Japan)	2,100	84,479
Tyson Foods, Inc. (Class A Stock)	210,500	18,132,470
WH Group Ltd. (Hong Kong), 144A	21,500	19,302
Wilmar International Ltd. (Singapore)	30,300	81,692
		50,401,916
Gas Utilities — 0.3%
Enagas SA (Spain)	573	13,270
Snam SpA (Italy)	8,925	45,073
Tokyo Gas Co. Ltd. (Japan)	1,000	25,241
UGI Corp.	244,900	12,311,123
		12,394,707
Health Care Equipment & Supplies — 2.2%
Alcon, Inc. (Switzerland)*	1,094	63,797
Baxter International, Inc.	148,250	12,967,427

A3

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Cooper Cos., Inc. (The)	24,700	$ 7,335,900
Danaher Corp.	44,650	6,448,800
DENTSPLY SIRONA, Inc.	147,000	7,836,570
Edwards Lifesciences Corp.*	72,800	16,009,448
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,512	16,356
Hologic, Inc.*	144,300	7,285,707
Hoya Corp. (Japan)	900	73,768
Integer Holdings Corp.*	40,100	3,029,956
Koninklijke Philips NV (Netherlands)	2,363	109,601
Masimo Corp.*	26,600	3,957,814
Medtronic PLC	196,800	21,376,416
Smith & Nephew PLC (United Kingdom)	2,263	54,544
Sonova Holding AG (Switzerland)	206	47,857
Stryker Corp.	10,800	2,336,040
		88,950,001
Health Care Providers & Services — 2.0%
Alfresa Holdings Corp. (Japan)	500	11,222
AmerisourceBergen Corp.	30,700	2,527,531
Anthem, Inc.	11,200	2,689,120
Centene Corp.*	109,100	4,719,666
Cigna Corp.	68,300	10,367,257
CVS Health Corp.	340,250	21,459,567
Fresenius SE & Co. KGaA (Germany)	1,074	50,258
HCA Healthcare, Inc.	77,850	9,374,697
Medipal Holdings Corp. (Japan)	11,300	252,792
Suzuken Co. Ltd. (Japan)	4,200	226,334
UnitedHealth Group, Inc.	134,200	29,164,344
		80,842,788
Hotels, Restaurants & Leisure — 1.0%
Aristocrat Leisure Ltd. (Australia)	4,830	100,116
Brinker International, Inc.(a)	22,000	938,740
Compass Group PLC (United Kingdom)	8,848	227,719
Flutter Entertainment PLC (Ireland)	249	23,256
Hilton Worldwide Holdings, Inc.	62,100	5,782,131
McDonald’s Corp.	26,300	5,646,873
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	500	9,705
Oriental Land Co. Ltd. (Japan)	900	137,427
Royal Caribbean Cruises Ltd.	21,300	2,307,429
Sands China Ltd. (Macau)	6,400	29,043
Starbucks Corp.	284,700	25,173,174
TUI AG (Germany)	1,434	16,681
		40,392,294
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	21,316	169,721
Berkeley Group Holdings PLC (United Kingdom)	717	36,781
Lennar Corp. (Class A Stock)	28,500	1,591,725
M/I Homes, Inc.*	52,200	1,965,330
Sekisui House Ltd. (Japan)	1,600	31,601
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Sony Corp. (Japan)	3,200	$ 189,406
Whirlpool Corp.	57,100	9,042,356
		13,026,920
Household Products — 0.8%
Essity AB (Sweden) (Class B Stock)	3,115	90,806
Henkel AG & Co. KGaA (Germany)	321	29,392
Procter & Gamble Co. (The)	243,705	30,312,028
Spectrum Brands Holdings, Inc.	42,557	2,243,617
		32,675,843
Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.	48,200	787,588
NRG Energy, Inc.	347,850	13,774,860
Vistra Energy Corp.	243,100	6,498,063
		21,060,511
Industrial Conglomerates — 0.5%
CK Hutchison Holdings Ltd. (Hong Kong)	8,500	75,127
General Electric Co.	2,365,900	21,151,146
		21,226,273
Insurance — 1.8%
Aflac, Inc.	56,900	2,977,008
Ageas (Belgium)	468	25,947
AIA Group Ltd. (Hong Kong)	30,800	291,292
Allianz SE (Germany)	2,059	479,914
Allstate Corp. (The)	153,400	16,671,512
American Financial Group, Inc.	2,600	280,410
American International Group, Inc.	319,200	17,779,440
Aviva PLC (United Kingdom)	9,953	48,802
Japan Post Holdings Co. Ltd. (Japan)	4,000	36,960
Legal & General Group PLC (United Kingdom)	85,675	261,630
Medibank Private Ltd. (Australia)	24,032	55,191
MetLife, Inc.	402,300	18,972,468
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	381	98,567
NN Group NV (Netherlands)	5,590	198,368
Poste Italiane SpA (Italy), 144A	9,833	111,883
Progressive Corp. (The)	141,800	10,954,050
Swiss Life Holding AG (Switzerland)	72	34,435
Tokio Marine Holdings, Inc. (Japan)	1,700	91,222
UnipolSai Assicurazioni SpA (Italy)	81,747	217,333
Unum Group	173,100	5,144,532
Zurich Insurance Group AG (Switzerland)	654	250,219
		74,981,183
Interactive Media & Services — 3.4%
Alphabet, Inc. (Class A Stock)*	32,650	39,870,221
Alphabet, Inc. (Class C Stock)*	35,032	42,704,008
Auto Trader Group PLC (United Kingdom), 144A	32,447	203,317

A4

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Facebook, Inc. (Class A Stock)*	320,250	$ 57,030,120
		139,807,666
Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.*	27,700	48,084,707
Booking Holdings, Inc.*	5,850	11,481,269
eBay, Inc.	433,800	16,909,524
Expedia Group, Inc.	15,500	2,083,355
Qurate Retail, Inc. (Class A Stock)*	404,600	4,173,449
Rakuten, Inc. (Japan)	2,100	20,833
Zalando SE (Germany), 144A*	331	15,196
		82,768,333
IT Services — 3.0%
Accenture PLC (Class A Stock)	128,650	24,745,827
Adyen NV (Netherlands), 144A*	189	124,452
Automatic Data Processing, Inc.	56,200	9,071,804
Capgemini SE (France)	415	48,866
Cognizant Technology Solutions Corp. (Class A Stock)	266,500	16,060,622
DXC Technology Co.	262,700	7,749,650
International Business Machines Corp.	34,000	4,944,280
Leidos Holdings, Inc.	20,300	1,743,364
Mastercard, Inc. (Class A Stock)	55,900	15,180,763
Nomura Research Institute Ltd. (Japan)	900	18,027
Obic Co. Ltd. (Japan)	1,700	195,002
Otsuka Corp. (Japan)	300	12,009
Perspecta, Inc.	5,000	130,600
Visa, Inc. (Class A Stock)(a)	251,900	43,329,319
Wirecard AG (Germany)	1,549	248,520
		123,603,105
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	500	31,253
Life Sciences Tools & Services — 0.8%
IQVIA Holdings, Inc.*	101,400	15,147,132
QIAGEN NV*	620	20,404
Sartorius Stedim Biotech (France)	71	9,939
Thermo Fisher Scientific, Inc.	57,300	16,689,771
		31,867,246
Machinery — 0.5%
Allison Transmission Holdings, Inc.	44,000	2,070,200
Alstom SA (France)	393	16,283
Amada Holdings Co. Ltd. (Japan)	19,700	213,833
Atlas Copco AB (Sweden) (Class A Stock)	1,723	52,998
Atlas Copco AB (Sweden) (Class B Stock)	1,001	27,109
Dover Corp.	37,600	3,743,456
Epiroc AB (Sweden) (Class A Stock)	1,690	18,310
Epiroc AB (Sweden) (Class B Stock)	997	10,293
Kubota Corp. (Japan)	2,600	39,601
Meritor, Inc.*	48,300	893,550
Metso OYJ (Finland)	272	10,170
Mitsubishi Heavy Industries Ltd. (Japan)	4,300	169,118
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Oshkosh Corp.	120,200	$ 9,111,160
Sandvik AB (Sweden)	2,823	43,927
Schindler Holding AG (Switzerland)	64	14,280
SKF AB (Sweden) (Class B Stock)	971	16,028
Terex Corp.	61,500	1,597,155
Timken Co. (The)	88,200	3,837,582
Volvo AB (Sweden) (Class B Stock)	20,027	281,340
Yangzijiang Shipbuilding Holdings Ltd. (China)	186,900	130,056
		22,296,449
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	10	10,665
Media — 0.9%
CBS Corp. (Class B Stock)	54,300	2,192,091
Comcast Corp. (Class A Stock)	552,796	24,920,044
Discovery, Inc. (Class C Stock)*	463,800	11,418,756
Hakuhodo DY Holdings, Inc. (Japan)	700	10,174
Informa PLC (United Kingdom)	3,264	34,176
Pearson PLC (United Kingdom)	2,002	18,166
Publicis Groupe SA (France)	1,154	56,751
RTL Group SA (Luxembourg)	111	5,341
WPP PLC (United Kingdom)	3,251	40,639
		38,696,138
Metals & Mining — 0.1%
Alumina Ltd. (Australia)	6,301	10,091
Anglo American PLC (South Africa)	12,353	283,612
ArcelorMittal (Luxembourg)	16,516	234,650
BHP Group Ltd. (Australia)	7,552	187,776
BHP Group PLC (Australia)	6,112	130,134
BlueScope Steel Ltd. (Australia)	1,368	11,133
Boliden AB (Sweden)	674	15,518
Fortescue Metals Group Ltd. (Australia)	12,188	72,625
Newcrest Mining Ltd. (Australia)	1,980	46,261
Rio Tinto Ltd. (Australia)	1,018	63,884
Rio Tinto PLC (Australia)	3,777	195,710
Steel Dynamics, Inc.	87,750	2,614,950
		3,866,344
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ladder Capital Corp.	77,095	1,331,431
Multiline Retail — 0.7%
Big Lots, Inc.(a)	75,200	1,842,400
Macy’s, Inc.(a)	434,150	6,746,691
Next PLC (United Kingdom)	360	27,352
Target Corp.	207,300	22,162,443
Wesfarmers Ltd. (Australia)	2,737	73,617
		30,852,503
Multi-Utilities — 0.3%
AGL Energy Ltd. (Australia)	17,131	221,761
Dominion Energy, Inc.	162,200	13,144,688
E.ON SE (Germany)	5,642	54,840

A5

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Engie SA (France)	4,650	$ 75,871
		13,497,160
Oil, Gas & Consumable Fuels — 2.3%
BP PLC (United Kingdom)	20,879	132,243
Chevron Corp.	264,100	31,322,260
ConocoPhillips	202,700	11,549,846
Exxon Mobil Corp.	69,366	4,897,933
HollyFrontier Corp.	97,800	5,245,992
Kinder Morgan, Inc.	911,000	18,775,710
Lundin Petroleum AB (Sweden)	491	14,737
Neste OYJ (Finland)	6,889	228,178
OMV AG (Austria)	2,453	131,751
ONEOK, Inc.	27,800	2,048,582
Origin Energy Ltd. (Australia)	4,527	24,440
Phillips 66	169,100	17,315,840
Repsol SA (Spain)	9,751	152,412
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	10,812	316,870
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	13,733	404,758
Santos Ltd. (Australia)	46,595	244,099
TOTAL SA (France)	1,953	101,839
Woodside Petroleum Ltd. (Australia)	2,342	51,096
World Fuel Services Corp.	84,200	3,362,948
		96,321,534
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	2,200	10,329
Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*	28,200	124,080
Kao Corp. (Japan)	1,200	89,097
Unilever NV (United Kingdom)	7,083	426,019
Unilever PLC (United Kingdom)	3,035	182,308
		821,504
Pharmaceuticals — 2.3%
Astellas Pharma, Inc. (Japan)	5,100	72,997
AstraZeneca PLC (United Kingdom)	426	38,003
Bayer AG (Germany)	1,404	98,938
Bristol-Myers Squibb Co.(a)	96,800	4,908,728
Chugai Pharmaceutical Co. Ltd. (Japan)	2,400	187,131
Eisai Co. Ltd. (Japan)	600	30,650
GlaxoSmithKline PLC (United Kingdom)	12,702	271,742
H. Lundbeck A/S (Denmark)	3,311	109,805
Jazz Pharmaceuticals PLC*	9,800	1,255,772
Johnson & Johnson	259,248	33,541,506
Kyowa Kirin Co. Ltd. (Japan)	700	13,678
Merck & Co., Inc.	430,000	36,197,400
Novartis AG (Switzerland)	7,992	692,242
Novo Nordisk A/S (Denmark) (Class B Stock)	4,553	234,315
Otsuka Holdings Co. Ltd. (Japan)	1,000	37,604
Recordati SpA (Italy)	932	39,988
Roche Holding AG (Switzerland)	2,747	800,023
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Sanofi (France)	4,659	$ 432,398
Shionogi & Co. Ltd. (Japan)	4,600	256,511
Zoetis, Inc.	116,000	14,452,440
		93,671,871
Professional Services — 0.3%
Adecco Group AG (Switzerland)	192	10,623
CoStar Group, Inc.*	10,200	6,050,640
Intertek Group PLC (United Kingdom)	418	28,175
Korn Ferry	94,200	3,639,888
Nielsen Holdings PLC	53,300	1,132,625
Recruit Holdings Co. Ltd. (Japan)	3,200	97,880
RELX PLC (United Kingdom)	13,742	325,995
Wolters Kluwer NV (Netherlands)	3,397	248,232
		11,534,058
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	59,250	3,140,843
CK Asset Holdings Ltd. (Hong Kong)	6,500	44,026
Daiwa House Industry Co. Ltd. (Japan)	1,500	48,957
Henderson Land Development Co. Ltd. (Hong Kong)	3,740	17,423
Hongkong Land Holdings Ltd. (Hong Kong)	35,200	198,031
Jones Lang LaSalle, Inc.	10,200	1,418,412
Mitsubishi Estate Co. Ltd. (Japan)	3,800	73,617
Sumitomo Realty & Development Co. Ltd. (Japan)	900	34,364
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	23,000	215,244
Swire Properties Ltd. (Hong Kong)	3,000	9,439
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	3,000	16,399
Wheelock & Co. Ltd. (Hong Kong)	2,000	11,440
		5,228,195
Road & Rail — 0.4%
Aurizon Holdings Ltd. (Australia)	5,022	20,014
Central Japan Railway Co. (Japan)	400	82,469
CSX Corp.(a)	146,250	10,130,737
East Japan Railway Co. (Japan)	700	66,977
Nippon Express Co. Ltd. (Japan)	200	10,248
Union Pacific Corp.	34,600	5,604,508
West Japan Railway Co. (Japan)	400	33,880
		15,948,833
Semiconductors & Semiconductor Equipment — 2.1%
Advantest Corp. (Japan)	2,900	129,105
Analog Devices, Inc.	12,900	1,441,317
Applied Materials, Inc.	76,000	3,792,400
ASML Holding NV (Netherlands)	51	12,675
Broadcom, Inc.	48,300	13,334,181
Intel Corp.	710,150	36,594,029
Lam Research Corp.	7,200	1,663,992
NVIDIA Corp.	42,400	7,380,568
Qorvo, Inc.*	15,700	1,163,998
STMicroelectronics NV (Switzerland)	2,025	39,181

A6

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	110,800	$ 14,319,792
Tokyo Electron Ltd. (Japan)	1,300	249,712
Universal Display Corp.	47,700	8,008,830
		88,129,780
Software — 4.5%
Adobe, Inc.*	40,250	11,119,063
Check Point Software Technologies Ltd. (Israel)*(a)	300	32,850
CyberArk Software Ltd.*(a)	2,100	209,622
Dassault Systemes SE (France)	657	93,766
Intuit, Inc.	78,000	20,743,320
LogMeIn, Inc.	3,400	241,264
Micro Focus International PLC (United Kingdom)	858	11,945
Microsoft Corp.	888,300	123,500,349
Nice Ltd. (Israel)*	357	52,278
Oracle Corp.	517,650	28,486,279
SAP SE (Germany)	565	66,475
Symantec Corp.	57,400	1,356,362
Temenos AG (Switzerland)*	166	27,794
		185,941,367
Specialty Retail — 1.1%
ABC-Mart, Inc. (Japan)	800	50,967
Asbury Automotive Group, Inc.*	29,100	2,977,803
AutoNation, Inc.*	159,900	8,106,930
Best Buy Co., Inc.	39,600	2,732,004
Fast Retailing Co. Ltd. (Japan)	500	298,385
Hennes & Mauritz AB (Sweden) (Class B Stock)	2,272	44,037
Hikari Tsushin, Inc. (Japan)	500	108,636
Home Depot, Inc. (The)	15,000	3,480,300
L Brands, Inc.(a)	108,900	2,133,351
Lithia Motors, Inc. (Class A Stock)	8,700	1,151,706
Lowe’s Cos., Inc.	193,100	21,233,276
Michaels Cos., Inc. (The)*(a)	157,500	1,541,925
Sally Beauty Holdings, Inc.*(a)	88,900	1,323,721
USS Co. Ltd. (Japan)	600	11,700
		45,194,741
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	505,400	113,194,438
FUJIFILM Holdings Corp. (Japan)	5,600	246,952
Hewlett Packard Enterprise Co.	98,450	1,493,487
HP, Inc.	487,550	9,224,446
Konica Minolta, Inc. (Japan)	1,200	8,399
NEC Corp. (Japan)	700	29,723
Ricoh Co. Ltd. (Japan)	1,700	15,392
Xerox Holdings Corp.	50,600	1,513,446
		125,726,283
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	1,175	365,736
Burberry Group PLC (United Kingdom)	1,060	28,288
Capri Holdings Ltd.*	357,500	11,854,700
Hermes International (France)	155	107,125
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	1,297	$ 516,170
Moncler SpA (Italy)	445	15,877
Puma SE (Germany)	2,482	192,324
Swatch Group AG (The) (Switzerland)	140	7,049
Tapestry, Inc.	44,500	1,159,225
		14,246,494
Tobacco — 0.8%
Altria Group, Inc.	499,650	20,435,685
British American Tobacco PLC (United Kingdom)	8,907	328,611
Imperial Brands PLC (United Kingdom)	8,994	201,780
Japan Tobacco, Inc. (Japan)	2,700	59,156
Philip Morris International, Inc.	153,400	11,647,662
		32,672,894
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*	400	21,900
Ashtead Group PLC (United Kingdom)	2,446	68,128
BMC Stock Holdings, Inc.*	58,300	1,526,294
GMS, Inc.*	57,600	1,654,272
ITOCHU Corp. (Japan)	9,300	192,445
Mitsui & Co. Ltd. (Japan)	17,200	282,479
Sumitomo Corp. (Japan)	14,400	225,809
Toyota Tsusho Corp. (Japan)	500	16,219
WESCO International, Inc.*	122,900	5,870,933
		9,858,479
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	1,269	232,459
Fraport AG Frankfurt Airport Services Worldwide (Germany)	232	19,694
Kamigumi Co. Ltd. (Japan)	9,600	218,304
		470,457
Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	12,700	331,530
NTT DOCOMO, Inc. (Japan)	3,400	86,973
SoftBank Group Corp. (Japan)	3,600	142,320
Vodafone Group PLC (United Kingdom)	13,303	26,505
		587,328

Total Common Stocks (cost $2,023,609,160)		2,527,162,111
Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF(a)	2,788	181,805
(cost $168,574)
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	155	8,614
Porsche Automobil Holding SE (Germany) (PRFC)	3,521	229,087

A7

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Automobiles (cont’d.)
Volkswagen AG (Germany) (PRFC)	240	$ 40,810
		278,511
Banks — 0.0%
Citigroup Capital XIII, 8.636%(a)	22,000	603,460
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	92	16,794
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	441	43,607

Total Preferred Stocks (cost $910,392)		942,372

Units
Rights* — 0.0%
Multiline Retail
Harvey Norman Holdings Ltd. (Australia), expiring 10/11/19	254	308
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 8.0%
Automobiles — 2.3%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	1,600	1,644,418
Series 2019-01, Class B
3.130%	02/18/25	1,000	1,018,453
Series 2019-01, Class C
3.360%	02/18/25	1,000	1,027,044
Series 2019-02, Class C
2.740%	04/18/25	2,000	2,024,424
Series 2019-03, Class C
2.320%	07/18/25	3,400	3,403,365
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	2,100	2,101,596
Series 2015-02A, Class A, 144A
2.630%	12/20/21	3,400	3,412,399
Series 2018-01A, Class A, 144A
3.700%	09/20/24	1,600	1,675,202
Series 2018-02A, Class A, 144A
4.000%	03/20/25	1,600	1,702,898
Series 2019-02A, Class A, 144A
3.350%	09/22/25	3,000	3,121,865
Series 2019-03A, Class A, 144A
2.360%	03/20/26	4,000	3,983,448
Drive Auto Receivables Trust,
Series 2019-03, Class B
2.650%	02/15/24	1,400	1,413,247
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	900	911,204
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2017-02, Class A, 144A
2.360%	03/15/29	2,500	$ 2,511,123
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,000	1,041,517
Series 2018-02, Class A, 144A
3.470%	01/15/30	3,000	3,140,280
Series 2019-01, Class A, 144A
3.520%	07/15/30	5,900	6,239,984
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A
2.480%	09/15/24	4,500	4,562,473
Series 2018-02, Class A
3.170%	03/15/25	13,350	13,800,866
Series 2019-02, Class A
3.060%	04/15/26	1,500	1,555,647
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	500	516,301
GMF Floorplan Owner Revolving Trust,
Series 2019-02, Class A, 144A
2.900%	04/15/26	5,700	5,867,121
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A
2.550%	11/14/23	5,800	5,805,732
Series 2017-02A, Class C, 144A
2.820%	07/15/24	1,400	1,403,928
Series 2018-01A, Class A, 144A
3.430%	12/16/24	5,200	5,287,060
Series 2019-01A, Class A, 144A
3.630%	09/14/27	5,500	5,733,931
Santander Drive Auto Receivables Trust,
Series 2018-04, Class C
3.560%	07/15/24	2,300	2,335,337
Series 2019-03, Class C
2.490%	10/15/25	1,900	1,906,502
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	5,700	5,826,086
			94,973,451
Collateralized Loan Obligations — 3.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.534%(c)	07/22/32	3,750	3,750,523
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.583%(c)	07/15/29	500	500,159
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.653%(c)	10/15/28	4,500	4,507,006
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
3.640%(c)	07/18/30	1,500	1,500,107

A8

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	07/15/29	1,500	$ 1,499,880
Series 2017-11A, Class X, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.303%(c)	04/15/29	234	234,396
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
3.123%(c)	01/17/28	1,500	1,492,849
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	04/15/29	3,000	2,992,057
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.700%(c)	10/18/26	357	356,716
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.503%(c)	10/17/31	9,750	9,732,278
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.313%(c)	04/15/31	2,000	1,976,739
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.297%(c)	04/26/31	4,000	3,940,497
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.287%(c)	02/05/31	250	247,594
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.486%(c)	07/22/32	3,750	3,750,333
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.443%(c)	10/19/28	10,000	9,979,689
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.539%(c)	10/23/29	1,250	1,247,329
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
3.893%(c)	04/20/32	5,750	5,753,003
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
3.453%(c)	10/20/31	6,750	6,688,981
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.398%(c)	04/21/31	2,400	2,374,530
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2019-07A, Class A1, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.942%(c)	04/17/30	2,750	$ 2,751,128
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.563%(c)	07/15/30	1,250	1,250,603
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
3.627%(c)	07/20/32	10,000	10,004,686
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.558%(c)	10/20/31	7,500	7,475,755
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.516%(c)	10/30/30	1,500	1,497,775
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
3.546%(c)	07/20/32	3,750	3,749,857
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.433%(c)	01/17/31	1,500	1,496,752
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.422%(c)	07/16/31	2,350	2,333,118
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.558%(c)	10/20/31	8,750	8,733,549
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)
3.451%(c)	07/25/31	1,000	991,348
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.603%(c)	07/17/26	1,500	1,500,343
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.543%(c)	01/17/30	2,500	2,495,615
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.533%(c)	07/15/29	1,250	1,249,502
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
3.118%(c)	04/20/28	4,000	3,982,508
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
3.927%(c)	07/20/32	3,000	3,000,615
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.486%(c)	01/25/31	2,500	2,481,662

A9

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
3.183%(c)	07/15/27	1,000	$ 1,000,013
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
3.598%(c)	04/20/29	2,000	1,999,201
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.453%(c)	01/17/31	2,750	2,732,012
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.403%(c)	07/17/31	3,500	3,465,758
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.478%(c)	10/20/31	5,750	5,705,512
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.673%(c)	07/15/29	1,750	1,757,809
			134,179,787
Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.828%(c)	09/14/32	3,700	3,702,308
Oportun Funding LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,600	1,640,115
Series 2018-D, Class A, 144A
4.150%	12/09/24	1,100	1,129,624
			6,472,047
Credit Cards — 0.3%
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.620%)
2.666%(c)	04/22/26	2,900	2,921,423
Series 2018-A07, Class A7
3.960%	10/13/30	5,800	6,601,699
Discover Card Execution Note Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
2.628%(c)	12/15/26	2,600	2,611,680
			12,134,802
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,800	2,854,543
Series 2018-A, Class A4, 144A
3.390%	01/10/25	1,600	1,644,141
Series 2018-A, Class A5, 144A
3.610%	03/10/42	800	840,490
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment (cont’d.)
Series 2019-A, Class A5, 144A
3.080%	11/12/41	2,500	$ 2,578,391
Series 2019-B, Class A5, 144A
2.290%	11/12/41	2,400	2,399,237
			10,316,802
Home Equity Loans — 0.1%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
3.668%(c)	03/25/33	76	76,974
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
3.218%(c)	05/25/33	142	142,672
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.630%)
2.963%(c)	06/25/34	435	436,326
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
2.918%(c)	07/25/32	53	52,898
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)
3.293%(c)	09/25/32	1,997	1,999,603
			2,708,473
Other — 0.2%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A
3.500%	06/20/35	1,494	1,525,847
Series 2019-02A, Class A, 144A
2.590%	05/20/36	2,847	2,860,617
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.818%(c)	06/25/24	3,250	3,231,572
			7,618,036
Residential Mortgage-Backed Securities — 0.6%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
5.250%(c)	12/26/46	3,036	3,035,445
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	1,280	1,291,276
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%(cc)	01/25/59	835	841,598
Series 2019-GS03, Class A1, 144A
3.750%(cc)	04/25/59	190	191,911
Series 2019-GS04, Class A1, 144A
3.438%(cc)	05/25/59	1,451	1,461,196
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	582	582,942

A10

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
2.813%(c)	06/25/34		168	$ 166,847
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		1,885	1,892,396
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	2,747	2,987,883
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		4,288	4,321,485
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
2.618%(c)	02/25/57		3,321	3,307,691
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,905	2,933,119
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		357	363,835
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		164	170,137
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58		615	624,727
				24,172,488
Student Loans — 0.9%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		2,464	2,473,719
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		1,746	1,784,277
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		735	764,884
Series 2018-CGS, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.818%(c)	02/25/46		802	797,547
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		1,774	1,795,704
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		3,000	3,108,664
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		1,400	1,414,870
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42		4,600	4,691,776
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		1,700	1,755,621
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		2,100	2,156,867
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68		2,100	2,127,610
Park Avenue Funding Trust,
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.640%(c)	11/27/20		3,000	2,999,969
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	3,800	$ 4,026,746
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	2,100	2,175,779
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	2,500	2,501,454
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A
2.640%	08/25/47	1,342	1,345,370
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	3,100	3,193,706
			39,114,563

Total Asset-Backed Securities (cost $327,601,269)			331,690,449
Commercial Mortgage-Backed Securities — 7.0%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	4,055,036
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	6,942,729
BBCMS Mortgage Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	6,056,063
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	5,497,513
Series 2018-B08, Class A4
3.963%	01/15/52	6,700	7,490,711
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	1,392	1,466,545
Series 2014-GC23, Class A3
3.356%	07/10/47	2,351	2,474,747
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	5,193,610
Series 2016-GC37, Class A3
3.050%	04/10/49	6,500	6,769,518
Series 2017-P07, Class A3
3.442%	04/14/50	5,500	5,891,202
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	796	796,373
Series 2014-CR18, Class A4
3.550%	07/15/47	2,800	2,935,780
Series 2014-CR20, Class A3
3.326%	11/10/47	5,000	5,258,690
Series 2015-CR27, Class A3
3.349%	10/10/48	6,100	6,444,072
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	3,000	3,198,526
Series 2017-C08, Class A3
3.127%	06/15/50	5,300	5,542,861

A11

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	3,900	$ 4,073,181
Series 2016-M07, Class AB2
2.385%	09/25/26	2,400	2,427,308
Series 2017-M01, Class A2
2.497%(cc)	10/25/26	2,200	2,235,971
Series 2017-M04, Class A2
2.672%(cc)	12/25/26	11,800	12,184,707
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	8,250	8,722,934
Series 2018-M04, Class A2
3.144%(cc)	03/25/28	4,325	4,586,282
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.530%(cc)	05/25/22	22,914	710,288
Series K021, Class X1, IO
1.563%(cc)	06/25/22	6,481	216,050
Series K055, Class X1, IO
1.499%(cc)	03/25/26	13,766	1,031,584
Series K057, Class AM
2.624%	08/25/26	7,230	7,445,120
Series K064, Class AM
3.327%(cc)	03/25/27	5,900	6,330,504
Series K068, Class AM
3.315%	08/25/27	5,600	6,048,662
Series K069, Class A2
3.187%(cc)	09/25/27	4,900	5,268,058
Series K069, Class AM
3.248%(cc)	09/25/27	1,050	1,129,060
Series K070, Class A2
3.303%(cc)	11/25/27	7,250	7,854,795
Series K070, Class AM
3.364%	12/25/27	1,525	1,653,507
Series K072, Class A2
3.444%	12/25/27	2,000	2,188,294
Series K075, Class AM
3.650%(cc)	02/25/28	3,575	3,941,177
Series K076, Class AM
3.900%	04/25/28	2,575	2,888,143
Series K077, Class A2
3.850%(cc)	05/25/28	4,800	5,396,884
Series K077, Class AM
3.850%(cc)	05/25/28	950	1,063,581
Series K080, Class AM
3.986%(cc)	07/25/28	7,050	7,970,640
Series K081, Class AM
3.900%(cc)	08/25/28	3,500	3,936,225
Series K086, Class AM
3.919%(cc)	12/25/28	1,300	1,469,979
Series K087, Class AM
3.832%(cc)	12/25/28	1,350	1,516,913
Series K157, Class A2
3.990%(cc)	05/25/33	4,200	4,847,813
Series W5FX, Class AFX
3.336%(cc)	04/25/28	2,260	2,433,900
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	4,000	$ 4,169,900
Series 2015-GC32, Class A3
3.498%	07/10/48	5,800	6,177,118
Series 2016-GS03, Class A3
2.592%	10/10/49	5,800	5,903,520
Series 2016-GS04, Class A3
3.178%	11/10/49	5,500	5,801,424
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	1,400	1,476,088
Series 2015-C27, Class A3A1
2.920%	02/15/48	6,000	6,189,593
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A4
2.611%	12/15/47	174	173,427
Series 2013-LC11, Class A4
2.694%	04/15/46	634	645,640
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,351	1,377,317
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,400	10,488,193
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	2,133,940
Series 2019-H07, Class A2
2.492%	07/15/52	13,500	13,664,907
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,500	3,671,470
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	7,110,603
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	2,757,670
Series 2018-C14, Class A3
4.180%	12/15/51	4,100	4,644,090
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,700	1,723,833
Series 2013-C05, Class A3
2.920%	03/10/46	3,261	3,319,113
Series 2013-C06, Class A3
2.971%	04/10/46	1,798	1,837,954
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	8,143,058
Series 2017-C38, Class A4
3.190%	07/15/50	4,600	4,850,309
Series 2018-C48, Class A4
4.037%	01/15/52	7,000	7,834,662

Total Commercial Mortgage-Backed Securities (cost $274,859,712)			289,679,365

A12

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 10.3%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50	2,130	$ 2,300,471
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	1,121	1,226,105
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	950	1,048,563
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	1,436,860
			6,011,999
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	3,740	3,780,950
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,617	2,703,955
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	449	450,597
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	362	371,991
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	510	536,938
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	214	235,174
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	2,000	2,004,270
			6,302,925
Auto Manufacturers — 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.750%(c)	04/12/21	495	495,340
Gtd. Notes, 144A
3.100%	04/12/21	655	665,264
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20	1,205	1,211,966
3.350%	05/04/21	2,010	2,043,112
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	1,220	1,127,142
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	680	683,176
3.350%	11/01/22	4,205	4,205,566
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	980	$ 1,073,621
6.600%	04/01/36	760	870,759
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.161%(c)	04/09/21	1,060	1,059,341
Gtd. Notes
3.550%	04/09/21	805	816,725
3.950%	04/13/24	2,800	2,878,205
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	4,705	4,720,238
			21,850,455
Banks — 3.2%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.460%(c)	04/12/23	800	800,736
Sr. Unsec’d. Notes
3.848%	04/12/23	1,000	1,042,092
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—(rr)	445	500,625
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(rr)	1,665	1,721,194
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22	2,510	2,559,795
3.824%(ff)	01/20/28	955	1,025,139
4.125%	01/22/24	4,830	5,198,476
4.271%(ff)	07/23/29	510	567,314
Sub. Notes, MTN
4.000%	01/22/25	2,000	2,123,670
4.450%	03/03/26	8,455	9,214,175
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	562,802
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22	1,380	1,406,514
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	869,890
3.684%	01/10/23	585	594,930
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	3,825	4,196,166
BB&T Corp.,
Jr. Sub. Notes
4.800%(ff)	—(rr)	1,840	1,839,982
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—(rr)	2,205	2,251,481
Jr. Sub. Notes, Series R
6.125%(ff)	—(rr)	1,375	1,413,500
Jr. Sub. Notes, Series T
6.250%(ff)	—(rr)	625	696,094

A13

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
3.200%	10/21/26	1,870	$ 1,933,084
3.700%	01/12/26	6,180	6,562,687
Sub. Notes
4.450%	09/29/27	5,965	6,508,263
4.750%	05/18/46	820	956,311
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	1,370	1,471,339
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,640	1,637,663
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	2,400	2,487,065
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	1,043,351
Sub. Notes
7.000%	04/15/20	570	584,062
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	—(rr)	2,215	2,240,849
Jr. Sub. Notes, Series O
5.300%(ff)	—(rr)	740	777,000
Sr. Unsec’d. Notes
3.500%	01/23/25	4,100	4,274,071
3.750%	02/25/26	1,010	1,068,113
3.814%(ff)	04/23/29	540	573,323
3.850%	01/26/27	2,910	3,085,681
5.750%	01/24/22	5,420	5,839,461
Sub. Notes
6.750%	10/01/37	104	140,388
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.724%(c)	05/18/21	2,115	2,117,178
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%
4.342%(c)	03/08/21	1,025	1,050,697
Sr. Unsec’d. Notes
4.875%	01/14/22	1,910	2,022,588
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.736%(c)	—(rr)	1,435	1,441,726
Jr. Sub. Notes, Series X
6.100%(ff)	—(rr)	1,275	1,383,145
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	695	743,567
3.964%(ff)	11/15/48	3,250	3,643,670
4.005%(ff)	04/23/29	2,170	2,370,150
4.452%(ff)	12/05/29	3,350	3,786,913
Sub. Notes
3.875%	09/10/24	3,775	4,016,693
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
3.086%(ff)	04/26/21	5,000	5,024,601
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21	2,200	2,237,484
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
5.913%(c)	—(rr)	840	$ 846,888
Sr. Unsec’d. Notes
4.375%	01/22/47	1,045	1,226,562
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	950	993,264
3.772%(ff)	01/24/29(a)	8,775	9,378,525
3.875%	01/27/26	675	724,533
4.431%(ff)	01/23/30	515	578,429
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,255	1,322,989
Sub. Notes, GMTN
4.350%	09/08/26	3,825	4,142,190
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,925	2,035,681
			130,854,759
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39	1,285	2,010,443
8.200%	01/15/39	250	397,211
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,400	1,496,685
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	1,150	1,174,580
			5,078,919
Biotechnology — 0.0%
Celgene Corp.,
Sr. Unsec’d. Notes
4.550%	02/20/48	1,200	1,431,936
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	700	723,562
Chemicals — 0.3%
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,500	1,583,647
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	585	589,111
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	3,680	3,723,807
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	45	51,602
9.400%	05/15/39	347	559,928
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
4.875%	09/19/22	2,000	2,100,020

A14

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	345	$ 390,634
5.625%	11/15/43	430	476,687
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,300	1,336,855
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	780	794,960
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	700	756,212
6.500%	09/27/28	670	740,538
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25	460	553,809
			13,657,810
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	975	1,054,358
6.700%	06/01/34	420	573,444
7.000%	10/15/37	380	538,097
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	1,500	1,777,302
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	1,190	1,237,600
5.250%	01/15/30	385	403,530
5.875%	09/15/26	310	330,553
			5,914,884
Computers — 0.0%
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	225	224,997
Diversified Financial Services — 0.3%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	4,415	4,494,958
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	800	849,322
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	939,105
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	766	764,152
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	560	641,621
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
5.250%	02/06/12(d)	1,715	$ 23,838
6.875%	05/02/18(d)	700	10,080
Private Export Funding Corp.,
Gov’t. Gtd. Notes, Series GG
2.450%	07/15/24	475	487,572
Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	354,962
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,915	1,936,325
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	2,700	2,703,066
			13,205,001
Electric — 1.0%
Avista Corp.,
First Mortgage
4.350%	06/01/48	1,160	1,362,674
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	777,035
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	305	420,038
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	853,507
Commonwealth Edison Co.,
First Mortgage
3.750%	08/15/47	1,610	1,762,105
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	287,503
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	3,210	3,288,826
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48	1,490	1,727,780
Duke Energy Carolinas LLC,
First Mortgage
4.000%	09/30/42	570	637,809
6.050%	04/15/38	550	770,233
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	838,888
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.650%	09/10/24	2,860	2,863,068
Eversource Energy,
Sr. Unsec’d. Notes
4.500%	11/15/19	615	616,531
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	3,470	3,559,120

A15

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	800	$ 800,000
6.250%	10/01/39	1,425	1,801,186
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	355	450,865
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	295	391,039
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	181,450
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,910	3,197,070
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	509,654
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,326,310
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,715,104
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	1,360	1,411,435
5.000%	03/15/44	695	811,328
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21(a)	1,760	1,777,932
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.000%	05/15/27	1,130	1,176,654
3.700%	05/01/28	1,280	1,400,561
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	724,689
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,594,128
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	580	622,005
First Ref. Mortgage, Series C
3.600%	02/01/45	860	871,722
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	725	746,518
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	556,275
			42,831,042
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electronics — 0.0%
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21		900	$ 909,751
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27		1,050	1,100,925
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		700	686,875
5.500%	07/31/47		800	793,520
				2,581,320
Foods — 0.3%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.800%	10/22/21		3,440	3,550,273
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
2.862%(c)	04/16/21(a)		5,635	5,647,794
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		475	453,501
5.000%	07/15/35		815	869,046
Gtd. Notes, 144A
3.750%	04/01/30		1,440	1,453,446
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49		1,720	1,960,584
				13,934,644
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20		290	299,981
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		1,595	1,946,494
				2,246,475
Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		65	76,774
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		3,285	3,445,035
				3,521,809
Healthcare-Products — 0.1%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		474	501,547
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,635	1,782,888

A16

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	300	$ 362,964
2.250%	03/07/39	EUR	400	520,328
				3,167,727
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		515	668,890
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		390	431,699
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		640	647,956
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		1,155	1,261,837
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		940	1,130,222
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		190	193,866
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		445	524,486
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29		765	763,451
				5,622,407
Home Builders — 0.0%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		525	576,187
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		800	856,000
				1,432,187
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26(a)		1,695	1,773,373
Insurance — 0.2%
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20		1,030	1,054,021
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,215	1,221,606
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		772	1,013,868
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	200	$ 220,401
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	981,878
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	130	153,103
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,450	1,644,316
6.850%	12/16/39	124	183,276
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	350	361,141
			6,833,610
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	980	1,001,189
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,260	1,324,117
Media — 0.3%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	1,120	1,153,633
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	04/01/38	1,950	2,178,214
6.384%	10/23/35	875	1,059,481
6.484%	10/23/45	1,386	1,686,522
Comcast Corp.,
Gtd. Notes
6.400%	05/15/38	530	750,566
Discovery Communications LLC,
Gtd. Notes
2.800%	06/15/20	1,740	1,745,949
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	330	338,883
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	387,649
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	450	506,739
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,040	1,094,600
			10,902,236

A17

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	425	$ 440,300
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	425	552,534
			992,834
Miscellaneous Manufacturing — 0.1%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22	1,205	1,215,544
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	1,266,000
			2,481,544
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	1,070	1,063,944
2.750%	01/06/23	315	317,416
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	1,095	1,105,035
4.375%	02/11/20	1,000	1,005,904
			3,492,299
Oil & Gas — 0.6%
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25(a)	1,400	1,138,844
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	1,350,992
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
2.875%	09/30/29	1,950	1,941,904
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	210	240,125
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	364,126
Encana Corp. (Canada),
Gtd. Notes
6.500%	08/15/34	370	450,954
6.500%	02/01/38	275	331,214
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	350	370,125
6.510%	03/07/22	580	630,414
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25	1,995	2,156,125
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	550	$ 599,730
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	835	910,863
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36	2,000	987,760
4.850%	03/15/21	575	594,625
6.450%	09/15/36	1,155	1,428,842
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29(a)	840	926,419
Gtd. Notes, 144A
5.093%	01/15/30(a)	797	831,390
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	2,110	2,173,047
6.350%	02/12/48	1,536	1,411,446
Gtd. Notes, 144A
6.490%	01/23/27	471	491,300
7.690%	01/23/50	2,146	2,237,205
Gtd. Notes, MTN
6.750%	09/21/47(a)	2,265	2,173,947
6.875%	08/04/26	1,000	1,075,000
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49	1,445	1,546,386
			26,362,783
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
4.500%	06/01/21	2,200	2,247,010
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	183	195,355
			2,442,365
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20	630	642,921
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	800	846,349
			1,489,270
Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,175	1,222,101
4.500%	05/14/35	1,910	2,046,806
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	2,190	2,324,813

A18

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
2.736%(c)	06/25/21	1,115	$ 1,113,719
Gtd. Notes, 144A
3.500%	06/25/21	500	510,014
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	410	464,621
4.250%	10/26/49	1,725	2,002,941
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	9,285	10,145,497
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	310	339,507
5.050%	03/25/48	3,685	4,182,212
5.125%	07/20/45	610	691,411
5.300%	12/05/43	250	291,118
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,375	1,455,582
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	3,555	3,571,470
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	70,720
			30,432,532
Pipelines — 0.4%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	717	722,378
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21	675	695,275
4.950%	06/15/28	1,115	1,225,399
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	1,345	1,433,042
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,430	1,510,897
4.000%	03/15/28	1,980	2,064,296
4.875%	06/01/25	3,250	3,575,332
5.200%	03/01/47	40	44,426
5.500%	02/15/49	395	458,088
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	180,594
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	935	1,013,685
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	108,422
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	315	$ 337,016
4.900%	01/15/45	1,000	1,056,783
5.100%	09/15/45	500	550,472
			14,976,105
Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,154,853
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22	230	237,521
			1,392,374
Retail — 0.2%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.003%(c)	04/17/20	1,100	1,100,198
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	4,985,293
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23(a)	1,450	1,526,125
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22	360	366,133
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,375	1,399,062
			9,376,811
Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,455	1,500,498
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	1,310	1,322,567
3.125%	10/15/22	1,010	1,022,675
			2,345,242
Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20	1,233	1,249,440
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45	1,210	1,385,943
4.450%	11/03/45	215	271,517
			2,906,900

A19

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.5%
AT&T Corp.,
Gtd. Notes
8.750%	11/15/31	4	$ 5,724
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	1,840	1,919,754
3.600%	07/15/25	275	289,485
3.800%	02/15/27	1,065	1,127,125
4.300%	02/15/30	615	676,671
4.550%	03/09/49	64	69,183
4.850%	03/01/39	6,690	7,585,361
5.250%	03/01/37	65	76,499
5.350%	09/01/40	82	96,078
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	750	762,188
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	1,000	1,003,750
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29(a)	1,900	2,111,532
4.125%	08/15/46	725	807,731
4.500%	08/10/33	1,205	1,399,175
4.862%	08/21/46	860	1,050,390
			18,980,646
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	670	887,343
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	940,199
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	115,370
			1,942,912

Total Corporate Bonds (cost $402,928,079)			428,235,199
Municipal Bonds — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable BP Settlement, Revenue Bonds, Series B
4.263%	09/15/32	240	272,981
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	2,069,915
Revenue Bonds, Taxable
2.574%	04/01/31	1,210	1,224,448
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,987,753
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
7.500%	04/01/34	475	$ 732,008
7.625%	03/01/40	215	352,772
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	245	405,343
			6,772,239
Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	1,039,781
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,525,698
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	3,190	3,434,641
			4,960,339
New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, Taxable, BABs, Series F
7.414%	01/01/40	1,070	1,724,091
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,130	1,439,145
Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	590,262
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	300	357,975
			948,237
Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, Taxable, BABs, Series A
5.834%	11/15/34	445	614,879
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	756,234
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	495	619,210

Total Municipal Bonds (cost $14,631,797)			19,147,136
Residential Mortgage-Backed Securities — 1.4%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/20	19	0

A20

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	443	$ 442,180
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.469%(cc)	02/25/35	306	309,762
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.718%(c)	10/25/27	366	366,928
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.968%(c)	08/25/28	346	346,580
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.368%(c)	08/25/28	300	300,533
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.618%(c)	08/25/28	300	300,570
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.018%(c)	04/25/29	2,210	2,210,430
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.118%(c)	07/25/29	1,800	1,800,767
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.618%(c)	07/25/29	1,200	1,201,223
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.730%(c)	11/01/23	4,700	4,699,999
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
4.711%(cc)	02/25/37	238	242,974
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.100%(c)	12/25/57	2,784	2,797,583
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.100%(c)	01/25/57	2,963	3,021,740
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	3,003	3,013,730
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,772	2,773,643
Credit Suisse Mortgage Trust,
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.512%(c)	08/25/37	1,008	1,007,935
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	2,360	2,449,822
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.268%(c)	04/25/29	300	299,922
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.818%(c)	04/25/29	300	$ 301,148
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.468%(c)	01/25/29	206	206,027
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.318%(c)	03/25/29	811	813,062
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
4.268%(c)	11/25/28	451	452,751
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.318%(c)	04/25/29	1,650	1,656,272
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.218%(c)	07/25/29	1,585	1,588,323
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	03/25/30	3,239	3,238,965
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	02/25/49	800	799,999
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.582%(c)	08/25/60	1,763	1,760,963
Holmes Master Issuer PLC (United Kingdom),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360% (Cap N/A, Floor 0.000%)
2.663%(c)	10/15/54	1,697	1,696,226
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.668%(c)	05/25/29	610	610,712
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
4.660%(cc)	07/25/35	118	121,520
Lanark Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420% (Cap N/A, Floor 0.000%)
2.570%(c)	12/22/69	1,280	1,280,008
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.589%(c)	04/01/24	628	629,115
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	861	898,896
Mill City Mortgage Loan Trust,
Series 2019-01, Class A1, 144A
3.250%(cc)	10/25/69	1,130	1,157,470

A21

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,725	$ 1,788,663
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.768%(c)	01/25/48	784	781,213
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
3.568%(c)	07/25/28	547	547,752
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.418%(c)	07/25/29	940	941,528
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.554%(c)	11/27/20	3,212	3,212,218
Series 2019-03, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.554%(c)	01/27/21	995	994,695
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	1,291	1,349,900
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	09/25/48	1,059	1,060,200
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	08/25/52	2,300	2,302,330
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.458%(cc)	02/25/34	138	140,076
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20	11	11,307

Total Residential Mortgage-Backed Securities (cost $57,596,084)			57,927,660
Sovereign Bonds — 0.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	3,350	3,517,473
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	175	184,452
4.375%	07/12/21	500	517,505
7.375%	09/18/37	625	889,850
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28	1,040	1,098,168
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20	400	408,560
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	$ 410,422
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		2,280	2,419,313
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,500	1,888,208
4.450%	02/11/24		505	540,879
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		950	1,068,545
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	2,100	2,460,562
4.750%	01/08/26		540	595,397
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21		200	200,398
2.125%	10/25/23		1,400	1,407,649
2.625%	04/20/22		2,000	2,033,124
3.000%	03/12/24		400	417,126
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		515	549,763
4.500%	04/16/50		475	564,067
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		1,105	1,168,537
4.817%	03/14/49		500	618,528
5.103%	04/23/48		915	1,168,912
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	1,850	2,457,698
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.000%	07/09/39	EUR	555	657,835
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		1,325	1,326,643
2.875%	03/04/23		1,785	1,812,578
4.000%	04/17/25		1,035	1,108,589
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,800	1,821,239
3.250%	06/01/23		800	834,230
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20		1,710	1,750,257
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		1,655	1,932,212
5.100%	06/18/50		680	809,207

Total Sovereign Bonds (cost $36,772,417)				38,637,926
U.S. Government Agency Obligations — 8.5%
Federal Home Loan Bank
5.500%	07/15/36(k)		1,080	1,570,293

A22

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	983	$ 975,861
2.500%	03/01/30	521	528,009
2.500%	10/01/32	1,082	1,096,722
3.000%	10/01/28	379	391,702
3.000%	06/01/29	934	962,316
3.000%	03/01/32	1,126	1,159,463
3.000%	01/01/37	558	574,314
3.000%	01/01/43	1,069	1,102,183
3.000%	07/01/43	2,107	2,171,420
3.000%	01/01/47	6,468	6,628,850
3.500%	03/01/42	648	680,952
3.500%	06/01/42	373	392,384
3.500%	01/01/47	1,258	1,307,386
3.500%	02/01/47	1,460	1,513,311
4.000%	06/01/26	567	595,541
4.000%	09/01/26	282	295,146
4.000%	10/01/39	846	904,095
4.000%	12/01/40	412	440,126
4.000%	10/01/41	440	471,069
4.000%	01/01/42	161	172,365
4.000%	10/01/45	660	696,170
4.000%	07/01/48	11,373	11,872,730
4.500%	07/01/20	10	9,972
4.500%	09/01/39	299	323,985
4.500%	10/01/39	1,719	1,863,733
4.500%	12/01/39	517	560,193
4.500%	07/01/41	272	292,434
4.500%	07/01/41	1,848	2,003,855
4.500%	08/01/41	134	141,760
4.500%	08/01/41	199	211,607
4.500%	08/01/41	516	559,237
4.500%	10/01/41	149	157,575
4.500%	10/01/46	352	374,095
4.500%	12/01/47	1,980	2,094,136
4.500%	08/01/48	1,147	1,210,239
5.000%	05/01/34	23	25,898
5.000%	05/01/34	223	246,437
5.000%	08/01/35	23	25,239
5.000%	09/01/35	34	37,093
5.000%	10/01/36	37	40,381
5.000%	05/01/37	24	26,220
5.000%	07/01/37	468	517,848
5.000%	09/01/38	56	61,811
5.000%	09/01/38	59	64,744
5.000%	09/01/38	67	74,496
5.000%	02/01/39	23	25,414
5.000%	06/01/39	62	68,840
5.500%	02/01/34	34	36,376
5.500%	04/01/34	312	341,698
5.500%	06/01/34	109	123,315
5.500%	06/01/34	162	182,696
5.500%	05/01/37	50	57,070
5.500%	02/01/38	413	466,665
5.500%	05/01/38	75	84,522
5.500%	07/01/38	367	413,575
6.000%	03/01/32	162	180,220
6.000%	12/01/33	51	56,617
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	07/01/36	4	$ 4,269
6.000%	12/01/36	9	10,100
6.000%	05/01/37	14	15,551
6.000%	12/01/37	29	33,138
6.000%	01/01/38	4	4,232
6.000%	01/01/38	14	16,072
6.000%	01/01/38	320	363,163
6.000%	10/01/38	73	84,243
6.000%	08/01/39	43	49,513
6.750%	03/15/31	500	744,454
7.000%	01/01/31	22	25,252
7.000%	06/01/31	29	32,739
7.000%	09/01/31	3	4,026
7.000%	10/01/31	45	51,881
7.000%	10/01/32	30	32,004
Federal National Mortgage Assoc.
2.000%	08/01/31	1,377	1,366,374
2.500%	TBA	4,000	4,033,359
2.500%	01/01/28	1,134	1,144,959
2.500%	10/01/43	1,015	1,014,407
2.500%	12/01/46	1,835	1,833,228
3.000%	TBA	10,000	10,137,139
3.000%	TBA	44,500	45,139,688
3.000%	02/01/27	1,705	1,750,995
3.000%	08/01/30	1,038	1,065,660
3.000%	11/01/36	2,880	2,962,740
3.000%	12/01/42	1,266	1,304,687
3.000%	12/01/42	1,847	1,902,978
3.000%	11/01/46	365	373,990
3.000%	02/01/47	1,817	1,860,834
3.000%	03/01/47	1,368	1,400,840
3.500%	TBA	31,000	31,802,246
3.500%	07/01/31	1,029	1,070,955
3.500%	11/01/32	467	488,696
3.500%	02/01/33	1,452	1,506,358
3.500%	05/01/33	2,746	2,844,342
3.500%	06/01/39	674	698,241
3.500%	01/01/42	6,622	6,954,104
3.500%	05/01/42	3,178	3,337,452
3.500%	07/01/42	848	890,101
3.500%	08/01/42	355	373,091
3.500%	08/01/42	1,105	1,160,144
3.500%	09/01/42	1,005	1,055,239
3.500%	09/01/42	1,704	1,789,599
3.500%	11/01/42	623	654,615
3.500%	03/01/43	3,151	3,309,865
3.500%	04/01/43	598	629,265
3.500%	04/01/43	1,538	1,616,009
3.500%	07/01/43	281	294,625
3.500%	06/01/45	7,165	7,462,990
3.500%	07/01/46	1,490	1,546,982
3.500%	11/01/46	2,028	2,102,974
3.500%	09/01/47	2,145	2,216,230
3.500%	05/01/48	2,548	2,627,694
3.500%	06/01/48	5,992	6,248,454
4.000%	12/01/36	1,106	1,161,274
4.000%	10/01/41	3,467	3,703,127
4.000%	07/01/44	1,337	1,414,562

A23

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	09/01/44	2,993	$ 3,161,802
4.000%	10/01/46	946	989,801
4.000%	06/01/47	1,735	1,819,958
4.000%	09/01/47	628	658,053
4.000%	11/01/47	1,132	1,207,138
4.500%	07/01/33	51	54,116
4.500%	08/01/33	14	14,593
4.500%	09/01/33	45	47,951
4.500%	10/01/33	127	136,492
4.500%	03/01/34	35	37,996
4.500%	01/01/35	2	2,395
4.500%	07/01/39	890	963,817
4.500%	08/01/39	679	735,238
4.500%	09/01/39	488	527,980
4.500%	12/01/39	5	5,525
4.500%	03/01/41	1,658	1,797,124
4.500%	07/01/42	140	152,075
4.500%	01/01/49	1,731	1,819,899
5.000%	03/01/34	238	262,840
5.000%	04/01/35	571	630,696
5.000%	06/01/35	140	154,359
5.000%	07/01/35	113	124,497
5.000%	07/01/35	141	156,082
5.000%	09/01/35	85	93,335
5.000%	11/01/35	101	111,741
5.000%	02/01/36	79	87,595
5.500%	02/01/33	113	127,810
5.500%	08/01/33	200	224,757
5.500%	10/01/33	52	57,943
5.500%	12/01/33	54	61,394
5.500%	12/01/34	139	157,142
5.500%	10/01/35	538	602,623
5.500%	03/01/36	51	54,855
5.500%	04/01/36	112	124,538
5.500%	01/01/37	68	77,262
5.500%	04/01/37	37	41,484
5.500%	05/01/37	225	254,229
5.500%	08/01/37	275	311,210
6.000%	05/01/21	27	27,943
6.000%	10/01/33	263	296,151
6.000%	11/01/33	25	27,435
6.000%	11/01/33	30	33,572
6.000%	01/01/34	252	288,943
6.000%	02/01/34	107	123,609
6.000%	03/01/34	2	2,382
6.000%	03/01/34	13	14,594
6.000%	03/01/34	39	43,760
6.000%	11/01/34	36	40,306
6.000%	01/01/35	58	65,398
6.000%	01/01/35	118	130,669
6.000%	02/01/35	3	3,517
6.000%	02/01/35	109	120,250
6.000%	02/01/35	218	251,163
6.000%	04/01/35	18	20,586
6.000%	12/01/35	89	98,751
6.000%	05/01/36	40	46,514
6.000%	06/01/36	15	16,825
6.000%	02/01/37	73	84,231
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	06/01/37	39	$ 44,691
6.000%	05/01/38	192	220,906
6.250%	05/15/29(k)	1,935	2,675,259
6.500%	09/01/32	1	1,210
6.500%	09/01/32	9	10,134
6.500%	09/01/32	13	15,010
6.500%	09/01/32	41	46,615
6.500%	09/01/32	44	49,438
6.500%	10/01/32	45	49,969
6.500%	04/01/33	65	74,943
6.500%	11/01/33	22	24,232
6.500%	01/01/34	43	48,365
6.500%	09/01/34	50	56,096
6.500%	10/01/34	72	80,393
6.500%	09/01/36	120	140,940
6.500%	10/01/36	34	38,903
6.500%	11/01/36	38	42,532
6.500%	01/01/37	40	44,232
6.500%	01/01/37	107	120,125
6.500%	09/01/37	16	18,736
6.625%	11/15/30(k)	550	805,456
7.000%	02/01/32	31	34,678
7.000%	05/01/32	15	17,280
7.000%	06/01/32	14	15,740
7.000%	07/01/32	56	63,578
7.125%	01/15/30(k)	3,600	5,347,634
Government National Mortgage Assoc.
2.500%	03/20/43	778	787,304
2.500%	12/20/46	977	987,167
3.000%	TBA	6,000	6,151,875
3.000%	03/15/45	1,254	1,287,192
3.000%	11/20/45	1,348	1,389,953
3.000%	03/20/46	8,925	9,201,567
3.000%	07/20/46	3,503	3,612,269
3.000%	12/20/46	1,300	1,340,205
3.000%	02/20/47	2,645	2,727,275
3.500%	TBA	17,000	17,595,996
3.500%	12/20/42	1,966	2,087,904
3.500%	05/20/43	402	426,899
3.500%	03/20/45	1,752	1,832,140
3.500%	04/20/45	2,455	2,567,813
3.500%	07/20/46	8,926	9,310,085
3.500%	07/20/48	6,801	7,052,665
4.000%	06/15/40	167	178,784
4.000%	05/20/41	314	335,305
4.000%	12/20/42	671	715,886
4.000%	08/20/44	311	330,805
4.000%	11/20/45	1,761	1,863,749
4.000%	12/20/45	1,862	1,978,182
4.000%	11/20/46	444	467,051
4.000%	09/20/47	7,739	8,084,700
4.500%	04/15/40	740	806,049
4.500%	01/20/41	1,383	1,513,193
4.500%	02/20/41	872	954,247
4.500%	06/20/44	935	1,002,628
4.500%	09/20/46	555	593,184
4.500%	11/20/46	1,125	1,206,038
4.500%	03/20/47	1,133	1,198,825

A24

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	05/20/48	1,862	$ 1,947,676
4.500%	06/20/48	2,552	2,675,664
4.500%	08/20/48	7,880	8,263,344
5.000%	10/20/37	132	146,104
5.000%	04/20/45	831	917,733
5.500%	11/15/32	80	88,689
5.500%	02/15/33	58	64,493
5.500%	08/15/33	118	130,741
5.500%	08/15/33	162	174,617
5.500%	09/15/33	43	46,649
5.500%	09/15/33	83	92,514
5.500%	10/15/33	77	86,600
5.500%	12/15/33	13	14,107
5.500%	04/15/34	333	377,413
5.500%	07/15/35	64	71,617
5.500%	02/15/36	117	131,362
6.000%	02/15/33	3	2,884
6.000%	04/15/33	18	20,431
6.000%	09/15/33	19	21,793
6.000%	12/15/33	38	43,679
6.000%	12/15/33	101	112,219
6.000%	01/15/34	21	23,706
6.000%	01/15/34	34	38,794
6.000%	06/20/34	75	86,716
6.000%	07/15/34	164	187,927
6.000%	10/15/34	164	182,942
6.500%	10/15/23	1	934
6.500%	12/15/23	3	3,560
6.500%	01/15/24	1	1,326
6.500%	01/15/24	2	1,805
6.500%	01/15/24	4	4,455
6.500%	01/15/24	11	12,428
6.500%	01/15/24	17	18,376
6.500%	01/15/24	49	54,395
6.500%	02/15/24	—(r )	305
6.500%	02/15/24	—(r )	437
6.500%	02/15/24	2	2,336
6.500%	02/15/24	2	2,523
6.500%	02/15/24	4	3,896
6.500%	02/15/24	7	7,252
6.500%	02/15/24	8	8,510
6.500%	02/15/24	11	11,849
6.500%	02/15/24	14	15,851
6.500%	02/15/24	27	29,856
6.500%	04/15/24	2	1,798
6.500%	04/15/24	2	1,953
6.500%	04/15/24	2	1,990
6.500%	04/15/24	2	2,364
6.500%	04/15/24	4	4,070
6.500%	04/15/24	4	4,292
6.500%	04/15/24	11	11,786
6.500%	05/15/24	11	11,721
6.500%	05/15/24	14	15,093
6.500%	10/15/24	16	17,149
6.500%	12/15/30	7	8,218
6.500%	01/15/32	21	23,684
6.500%	02/15/32	16	18,240
6.500%	07/15/32	41	45,455
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	08/15/32	6	$ 6,096
6.500%	08/15/32	8	8,866
6.500%	08/15/32	28	30,775
6.500%	08/15/32	199	233,337
6.500%	06/15/35	5	5,764
6.500%	06/15/35	38	43,807
6.500%	07/15/35	7	7,670
8.000%	01/15/24	7	6,843
8.000%	04/15/25	5	4,959

Total U.S. Government Agency Obligations (cost $346,910,473)			353,089,565
U.S. Treasury Obligations — 1.1%
U.S. Treasury Bonds
2.875%	05/15/49	410	478,178
3.000%	05/15/45	30,660	36,098,557
3.750%	11/15/43(k)	2,975	3,913,171
U.S. Treasury Notes
1.500%	09/30/21	155	154,625
3.125%	11/15/28(k)	1,070	1,201,242
U.S. Treasury Strips Coupon
2.241%(s)	05/15/28(k)	2,553	2,196,883

Total U.S. Treasury Obligations (cost $43,112,081)			44,042,656

Total Long-Term Investments (cost $3,529,100,038)			4,090,736,552

	Shares
Short-Term Investments — 6.6%
Affiliated Mutual Funds — 6.6%
PGIM Core Ultra Short Bond Fund(w)	165,363,300	165,363,300
PGIM Institutional Money Market Fund (cost $108,687,520; includes $108,466,142 of cash collateral for securities on loan)(b)(w)	108,685,993	108,696,861

Total Affiliated Mutual Funds (cost $274,050,820)		274,060,161

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(n) — 0.0%
U.S. Treasury Bills
1.914%	12/19/19(k)	150	149,432
(cost $149,373)
Options Purchased*~ — 0.0%
(cost $23,424)			511,655

Total Short-Term Investments (cost $274,223,617)			274,721,248

TOTAL INVESTMENTS—105.2% (cost $3,803,323,655)			4,365,457,800

Liabilities in excess of other assets(z) — (5.2)%			(217,317,156)

Net Assets — 100.0%			$ 4,148,140,644

A25

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CMS	Constant Maturity Swap
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
RSP	Savings Shares
S	Semiannual payment frequency for swaps
STACR	Structured Agency Credit Risk
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $106,064,922; cash collateral of $108,466,142 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	600	$ 436
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	900	786
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	3,379	34,605
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	3,285	33,516
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	8,212	78,654
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	16,302	161,007
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	16,540	171,052
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	3,285	31,599
Total Options Purchased (cost $23,424)							$511,655
A26

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,196	5 Year U.S. Treasury Notes	Dec. 2019	$142,501,534	$ (540,534)
420	10 Year U.S. Ultra Treasury Bonds	Dec. 2019	59,810,625	(809,127)
614	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	117,830,438	(2,220,462)
9	Mini MSCI EAFE Index	Dec. 2019	854,280	(3,796)
				(3,573,919)
Short Positions:
312	90 Day Euro Dollar	Dec. 2020	76,849,500	83,357
843	2 Year U.S. Treasury Notes	Dec. 2019	181,666,500	252,430
24	10 Year Euro-Bund	Dec. 2019	4,558,171	39,701
93	10 Year U.S. Treasury Notes	Dec. 2019	12,119,063	(7,696)
391	20 Year U.S. Treasury Bonds	Dec. 2019	63,464,188	914,514
				1,282,306
				$(2,291,613)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/19	BNP Paribas S.A.	EUR	11,436	$12,575,234	$12,466,995	$—	$(108,239)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/19	Citibank, N.A.	EUR	9,960	$11,104,922	$10,857,367	$247,555	$ —
Expiring 10/02/19	Morgan Stanley & Co. International PLC	EUR	1,477	1,627,329	1,609,629	17,700	—
Expiring 11/04/19	BNP Paribas S.A.	EUR	11,436	12,605,363	12,499,366	105,997	—
				$25,337,614	$24,966,362	371,252	—
						$371,252	$(108,239)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	39,000	$160,287	$254,594	$94,307
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A27

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	3,905	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	$ (43,095)	$ (135,573)	$ (92,478)
EUR	1,190	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(10,808)	(288,545)	(277,737)
	12,277	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(4,128)	135,218	139,346
	223,025	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	603,588	603,588
	685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(18,626)	(18,626)
	4,330	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	9,294	9,294
	33,700	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(963,819)	(963,819)
	610	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(14,191)	(14,191)
	20,135	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	49,779	(624,331)	(674,110)
	14,985	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	46,829	(700,095)	(746,924)
	10,320	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(625,859)	(625,859)
	4,710	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(301,040)	(301,040)
	6,432	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(4,468)	(575,550)	(571,082)
	3,575	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(317,459)	(317,459)
	4,870	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	3,842	(442,081)	(445,923)
	16,149	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	1,001	(1,470,067)	(1,471,068)
	36,240	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	294,382	(1,514,337)	(1,808,719)
	860	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(37,741)	(37,741)
	5,960	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(24,421)	(370,770)	(346,349)
	8,033	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	90,939	(289,349)	(380,288)
	1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,997	(65,887)	(67,884)
	1,325	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(62,178)	(62,178)
	4,595	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(2,908)	(252,090)	(249,182)
	1,580	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(60,567)	(60,567)
	655	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(40,309)	(40,309)
	25,041	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(365,234)	(2,721,290)	(2,356,056)
	11,635	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(50,614)	(1,260,388)	(1,209,774)
	290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(57,663)	(57,663)
	3,085	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(17,668)	(17,668)
					$ (16,907)	$(12,479,373)	$(12,462,466)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Barclays US Agency CMBS Index(T)	1 Month LIBOR(M)	Barclays Bank PLC	10/01/20	16,000	$24,949	$—	$24,949

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FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A29